CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	As of June 30, 2020 and June 30, 2019, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2020	2019
Cash and cash equivalents	70,335	155,562
Short term restricted cash	33,747	7,695
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	104,082	163,257